Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Consolidated net income	¥ 95,943	¥ 139,347	¥ 266,397
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation and amortization	227,825	237,327	251,554
Loss on disposal of fixed assets	4,326	5,991	5,726
Equity in earnings of affiliated companies	994	311	(1,414)
Deferred income taxes	(15,542)	(6,523)	(12,004)
Decrease (increase) in trade receivables	15,120	43,504	(17,724)
Decrease (increase) in inventories	16,075	19,895	(61,755)
Decrease in trade payables	(4,636)	(35,509)	(31,212)
Increase (decrease) in accrued income taxes	43	(22,279)	(35,284)
(Decrease) increase in accrued expenses	(16,413)	9,738	3,041
Decrease in accrued (prepaid) pension and severance cost	(16,601)	(13,722)	(17,738)
Other, net (Note 6)	26,671	(19,619)	15,706
Net cash provided by operating activities	333,805	358,461	365,293
Cash flows from investing activities:
Purchases of fixed assets (Note 5)	(164,719)	(215,671)	(191,399)
Proceeds from sale of fixed assets (Note 5)	7,815	885	9,634
Purchases of securities	(592)	(4,907)	(2,311)
Proceeds from sale and maturity of securities	558	828	1,615
Decrease (increase) in time deposits, net	1,652	(1,511)	401
Acquisitions of businesses, net of cash acquired	(127)	(8,880)	(13,346)
Other, net	(26)	688	(209)
Net cash used in investing activities	(155,439)	(228,568)	(195,615)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 8)	2,100		439
Repayments of long-term debt (Note 8)	(11,095)	(8,678)	(136,094)
Increase in short-term loans, net (Note 8)	5,642	4,913	2,501
Transaction with noncontrolling interests	1,376	(1,769)	(37,942)
Dividends paid	(126,938)	(171,487)	(178,159)
Repurchases and reissuance of treasury stock	(50,008)	(50,012)	(21)
Other, net	(4,526)	(5,557)	(5,554)
Net cash used in financing activities	(183,449)	(232,590)	(354,830)
Effect of exchange rate changes on cash and cash equivalents	(47)	(5,134)	(16,017)
Net change in cash and cash equivalents	(5,130)	(107,831)	(201,169)
Cash and cash equivalents at beginning of year	412,814	520,645	721,814
Cash and cash equivalents at end of year	407,684	412,814	520,645
Supplemental disclosure for cash flow information, Cash paid during the year for:
Interest	1,028	888	749
Income taxes	¥ 45,471	¥ 77,654	¥ 131,616